Significant Accounting Policies-Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Concentration Risk [Line Items]
Concentration risk (in hundredths)	88.00%		56.00%		47.00%
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk (in hundredths)	59.00%		18.00%		0.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk (in hundredths)	29.00%		0.00%		0.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk (in hundredths)	0.00%		16.00%		0.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk (in hundredths)	0.00%		12.00%		19.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk (in hundredths)	0.00%		10.00%		0.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration risk (in hundredths)	0.00%		0.00%		14.00%
Customer G [Member]
Concentration Risk [Line Items]
Concentration risk (in hundredths)	0.00%	[1]	0.00%	[1]	14.00%	[1]

[1]	Customer G is a related party.